Quarterly Holdings Report
for
Fidelity® Balanced Fund
November 30, 2024
BAL-NPRT1-0125
1.809104.120
Common Stocks - 64.6%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	1,129,282	221,190,899
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (b)	370,397	23,086,845
CANADA - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	903,548	62,939,551
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	435,772	25,563,340
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Africa Oil Corp	15,288,664	21,403,365
Athabasca Oil Corp (c)	12,440,231	45,538,505
Imperial Oil Ltd (b)	1,503,881	110,918,004
MEG Energy Corp	3,949,328	71,169,991
		249,029,865
Financials - 0.1%
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	56,168	79,571,166
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (c)	1,276,104	17,308,821
Teck Resources Ltd Class B (United States)	285,473	13,325,880
		30,634,701
TOTAL CANADA		447,738,623
CHINA - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Beigene Ltd ADR (c)	8,153	1,752,895
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	485,304	111,314,178
TOTAL CHINA		113,067,073
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	342,072	54,988,145
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	188,643	22,333,445
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	18,792,896	39,853,071
Piraeus Financial Holdings SA	6,210,141	22,835,257

TOTAL GREECE		62,688,328
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential PLC	1,310,688	10,741,996
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar	936,297	19,958,201
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	5,276,794	28,717,699
Financial Services - 0.0%
Circle Internet Financial LLC (d)	529,660	14,904,632
Circle Internet Financial LLC (d)	277,679	7,813,887
		22,718,519
TOTAL IRELAND		51,436,218
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	3,338,829	56,025,551
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Renesas Electronics Corp	3,744,965	49,119,301
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (c)(d)(e)	1,327,442	2,522,139
Jumo World Ltd (c)(d)	1,325	0

TOTAL MAURITIUS		2,522,139
NETHERLANDS - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	210,854	130,002,034
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV	221,456	151,322,919
TOTAL NETHERLANDS		281,324,953
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	3,004,100	49,390,097
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	345,859	39,358,754
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	368,659	13,237,942
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States)	904,235	29,242,960
TAIWAN - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co Ltd	6,875,000	41,882,086
Semiconductors & Semiconductor Equipment - 0.7%
Alchip Technologies Ltd	303,000	20,827,198
Taiwan Semiconductor Manufacturing Co Ltd	12,773,000	398,160,890
		418,988,088
Technology Hardware, Storage & Peripherals - 0.1%
Wiwynn Corp	495,000	29,880,818
TOTAL TAIWAN		490,750,992
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (United Kingdom) (c)	139,048	38,234,925
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(e)	219	0
Cazoo Group Ltd warrants (c)	238	0
Cazoo Group Ltd warrants (c)	261	0
Cazoo Group Ltd warrants (c)	288	0
		0
TOTAL CONSUMER DISCRETIONARY		38,234,925

Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	280,819	8,389,399
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (c)(d)(e)	5,751,413	23,199,282
Capital Markets - 0.1%
London Stock Exchange Group PLC	288,032	41,280,375
Insurance - 0.1%
Direct Line Insurance Group PLC	10,761,332	32,151,767
TOTAL FINANCIALS		96,631,424

TOTAL UNITED KINGDOM		143,255,748
UNITED STATES - 60.9%
Communication Services - 5.9%
Diversified Telecommunication Services - 0.3%
AT&T Inc	6,665,781	154,379,488
Entertainment - 1.1%
Liberty Media Corp-Liberty Formula One Class C (c)	190,501	16,832,668
Live Nation Entertainment Inc (c)	406,516	56,200,837
Netflix Inc (c)	360,895	320,045,296
ROBLOX Corp Class A (c)	68,172	3,417,462
Take-Two Interactive Software Inc (c)	212,321	39,997,030
TKO Group Holdings Inc Class A (c)	121,300	16,734,548
Walt Disney Co/The	1,580,726	185,687,883
Warner Bros Discovery Inc (c)	311,100	3,260,328
		642,176,052
Interactive Media & Services - 4.5%
Alphabet Inc Class A	8,881,470	1,500,524,357
Epic Games Inc (c)(d)(e)	13,987	9,450,316
Meta Platforms Inc Class A	1,914,378	1,099,465,573
		2,609,440,246
Media - 0.0%
Altice USA Inc Class A (c)	929,437	2,239,943
Liberty Broadband Corp Class A (c)	612,271	51,840,986
Trade Desk Inc (The) Class A (c)	128,400	16,505,820
		70,586,749
TOTAL COMMUNICATION SERVICES		3,476,582,535

Consumer Discretionary - 6.8%
Automobile Components - 0.0%
Aptiv PLC (c)	618,682	34,355,411
Automobiles - 1.0%
Tesla Inc (c)	1,668,258	575,815,931
Broadline Retail - 2.9%
Amazon.com Inc (c)	8,033,272	1,670,036,917
Etsy Inc (c)	290,488	15,936,172
		1,685,973,089
Distributors - 0.1%
LKQ Corp	950,054	37,327,622
Diversified Consumer Services - 0.1%
Service Corp International/US	453,578	40,182,475
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (c)	561,606	76,440,193
Booking Holdings Inc	17,473	90,894,197
Caesars Entertainment Inc (c)	604,826	23,279,753
Churchill Downs Inc	365,726	51,973,322
Domino's Pizza Inc	162,095	77,188,018
Dutch Bros Inc Class A (c)	322,306	17,317,501
Marriott International Inc/MD Class A1	479,269	138,551,875
Red Rock Resorts Inc Class A	289,268	14,489,434
Starbucks Corp	610,720	62,574,371
Yum! Brands Inc	551,095	76,569,139
		629,277,803
Household Durables - 0.0%
DR Horton Inc	35,173	5,936,499
Leisure Products - 0.0%
Brunswick Corp/DE	175,333	14,116,060
Specialty Retail - 1.3%
Foot Locker Inc (b)(c)	650,497	16,359,999
Home Depot Inc/The	331,084	142,078,077
Lowe's Cos Inc	1,313,262	357,771,967
Ross Stores Inc	414,032	64,121,136
TJX Cos Inc/The	1,277,186	160,529,508
		740,860,687
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	1,136,993	89,560,939
PVH Corp	472,814	51,238,853
Tapestry Inc	989,505	61,626,371
		202,426,163
TOTAL CONSUMER DISCRETIONARY		3,966,271,740

Consumer Staples - 3.6%
Beverages - 1.2%
Brown-Forman Corp Class B (b)	398,277	16,759,496
Coca-Cola Co/The	4,452,810	285,336,065
Constellation Brands Inc Class A	365,462	88,058,069
Keurig Dr Pepper Inc	3,451,830	112,702,250
Molson Coors Beverage Co Class B	104,500	6,485,269
Monster Beverage Corp (c)	1,061,166	58,502,082
PepsiCo Inc	678,294	110,867,154
		678,710,385
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings Inc (c)	175,135	16,865,501
Costco Wholesale Corp	299,528	291,105,273
Dollar Tree Inc (c)	154,731	11,027,678
Target Corp	624,819	82,669,802
Walmart Inc	3,209,230	296,853,775
		698,522,029
Food Products - 0.3%
Archer-Daniels-Midland Co	503,075	27,467,895
Bunge Global SA	100,200	8,991,948
JM Smucker Co	383,467	45,168,578
Lamb Weston Holdings Inc	182,492	14,095,682
Mondelez International Inc	1,053,586	68,430,411
		164,154,514
Household Products - 0.6%
Procter & Gamble Co/The	2,113,462	378,859,198
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	332,725	23,996,127
Kenvue Inc	2,938,838	70,767,219
		94,763,346
Tobacco - 0.1%
Philip Morris International Inc	641,652	85,378,215
TOTAL CONSUMER STAPLES		2,100,387,687

Energy - 1.6%
Energy Equipment & Services - 0.0%
Weatherford International PLC	147,719	12,157,273
Oil, Gas & Consumable Fuels - 1.6%
DT Midstream Inc	216,238	22,947,177
Expand Energy Corp	200,500	19,841,480
Exxon Mobil Corp	5,058,445	596,694,173
Marathon Petroleum Corp	318,089	49,669,597
Shell PLC ADR	1,713,307	110,919,495
Targa Resources Corp	189,200	38,653,560
Valero Energy Corp	502,343	69,865,864
		908,591,346
TOTAL ENERGY		920,748,619

Financials - 8.6%
Banks - 2.9%
Bank of America Corp	7,026,791	333,842,841
Citigroup Inc	2,421,444	171,607,736
JPMorgan Chase & Co	950,156	237,272,956
KeyCorp	3,224,491	62,813,085
M&T Bank Corp	426,386	93,800,656
Pathward Financial Inc	412,555	34,605,113
PNC Financial Services Group Inc/The	392,349	84,245,177
UMB Financial Corp	226,198	28,385,587
US Bancorp	3,698,318	197,083,366
Wells Fargo & Co	5,305,926	404,152,384
		1,647,808,901
Capital Markets - 2.1%
Bank of New York Mellon Corp/The	1,085,938	88,905,744
Blackrock Inc	52,410	53,604,948
Carlyle Group Inc/The	276,746	14,731,190
Cboe Global Markets Inc	382,893	82,647,454
Charles Schwab Corp/The	1,095,912	90,697,677
DigitalBridge Group Inc Class A	510,542	6,688,099
Intercontinental Exchange Inc	792,866	127,619,711
LPL Financial Holdings Inc	237,690	77,284,904
MarketAxess Holdings Inc	449,471	116,273,653
Morgan Stanley	1,619,582	213,153,187
Northern Trust Corp	593,768	66,003,251
State Street Corp	712,683	70,206,402
StepStone Group Inc Class A	605,527	39,898,174
StepStone Group Inc rights 12/31/2038 (c)(d)	22,875	1,654,778
Tradeweb Markets Inc Class A	312,338	42,321,799
Virtu Financial Inc Class A	1,559,938	58,201,287
		1,149,892,258
Consumer Finance - 0.2%
Discover Financial Services	477,586	87,126,014
OneMain Holdings Inc	717,361	41,140,653
		128,266,667
Financial Services - 1.9%
Affirm Holdings Inc Class A (c)	296,700	20,771,967
Apollo Global Management Inc	627,796	109,883,134
AvidXchange Holdings Inc (c)	4,906,514	56,130,520
Berkshire Hathaway Inc Class A (c)	94	68,059,760
Block Inc Class A (c)	1,152,720	102,073,356
Fiserv Inc (c)	729,089	161,099,505
Mastercard Inc Class A	368,256	196,258,353
PayPal Holdings Inc (c)	564,255	48,960,406
UWM Holdings Corp Class A	4,555,743	29,657,887
Visa Inc Class A	955,329	301,005,062
Voya Financial Inc	471,947	39,171,601
		1,133,071,551
Insurance - 1.5%
Arthur J Gallagher & Co	350,227	109,354,878
Chubb Ltd	667,423	192,705,043
Everest Group Ltd	55,130	21,366,183
Hartford Financial Services Group Inc/The	837,852	103,315,530
Marsh & McLennan Cos Inc	781,155	182,188,781
Progressive Corp/The	245,898	66,117,054
The Travelers Companies, Inc.	411,106	109,370,640
Unum Group	457,955	35,216,740
Willis Towers Watson PLC	252,958	81,452,476
		901,087,325
TOTAL FINANCIALS		4,960,126,702

Health Care - 6.1%
Biotechnology - 1.1%
AbbVie Inc	1,072,480	196,188,767
Alnylam Pharmaceuticals Inc (c)	331,464	83,883,594
Exact Sciences Corp (c)	394,439	24,486,773
Gilead Sciences Inc	2,907,149	269,143,855
Regeneron Pharmaceuticals Inc (c)	54,688	41,028,031
Upstream Bio Inc	520,740	11,388,584
Vertex Pharmaceuticals Inc (c)	36,311	16,998,268
		643,117,872
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp (c)	4,759,948	431,536,886
Ceribell Inc	349,993	10,076,298
Insulet Corp (c)	268,219	71,555,465
Intuitive Surgical Inc (c)	435,115	235,832,330
Masimo Corp (c)	250,026	43,139,486
PROCEPT BioRobotics Corp (c)	31,891	3,048,461
Stryker Corp	723,048	283,543,273
		1,078,732,199
Health Care Providers & Services - 1.4%
Cencora Inc	266,179	66,957,327
Surgery Partners Inc (c)	816,714	19,470,462
Tenet Healthcare Corp (c)	602,917	86,024,198
UnitedHealth Group Inc	1,039,554	634,335,851
		806,787,838
Life Sciences Tools & Services - 0.5%
Danaher Corp	937,870	224,798,060
IQVIA Holdings Inc (c)	31,235	6,273,237
Thermo Fisher Scientific Inc	75,708	40,097,228
		271,168,525
Pharmaceuticals - 1.3%
Eli Lilly & Co	660,883	525,633,294
Merck & Co Inc	2,038,962	207,240,098
Royalty Pharma PLC Class A	2,045,755	54,539,828
		787,413,220
TOTAL HEALTH CARE		3,587,219,654

Industrials - 5.7%
Aerospace & Defense - 1.7%
Boeing Co (c)	978,732	152,134,102
GE Aerospace	1,479,618	269,527,215
Howmet Aerospace Inc	1,114,276	131,907,993
Lockheed Martin Corp	326,077	172,628,425
Northrop Grumman Corp	145,872	71,426,225
RTX Corp	395,607	48,196,801
Space Exploration Technologies Corp (c)(d)(e)	133,000	15,550,360
TransDigm Group Inc	99,647	124,854,702
		986,225,823
Air Freight & Logistics - 0.1%
FedEx Corp	247,079	74,783,401
Building Products - 0.6%
Fortune Brands Innovations Inc	207,439	16,242,473
Trane Technologies PLC	738,694	307,459,217
		323,701,690
Construction & Engineering - 0.1%
Quanta Services Inc	239,806	82,617,963
Electrical Equipment - 0.9%
AMETEK Inc	1,074,930	208,944,893
Eaton Corp PLC	460,899	173,030,703
GE Vernova Inc	369,979	123,617,383
		505,592,979
Ground Transportation - 0.7%
CSX Corp	2,751,678	100,573,831
Old Dominion Freight Line Inc	612,495	137,897,124
Uber Technologies Inc (c)	580,510	41,773,500
Union Pacific Corp	420,841	102,962,959
		383,207,414
Machinery - 1.6%
Caterpillar Inc	386,670	157,030,554
Deere & Co	104,157	48,526,745
Dover Corp	833,575	171,633,093
Fortive Corp	953,739	75,660,115
Ingersoll Rand Inc	1,850,913	192,809,607
Parker-Hannifin Corp	381,265	267,991,169
		913,651,283
Passenger Airlines - 0.0%
Delta Air Lines Inc	511,657	32,653,950
Professional Services - 0.0%
Dun & Bradstreet Holdings Inc	3,821,212	48,529,392
TOTAL INDUSTRIALS		3,350,963,895

Information Technology - 18.4%
IT Services - 0.3%
EPAM Systems Inc (c)	222,455	54,261,224
MongoDB Inc Class A (c)	280,906	90,589,376
Twilio Inc Class A (c)	238,150	24,896,200
		169,746,800
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices Inc (c)	457,740	62,790,485
Astera Labs Inc (c)	615,952	63,597,044
Broadcom Inc	623,856	101,114,580
Lattice Semiconductor Corp (b)(c)	636,842	36,140,784
Marvell Technology Inc	1,583,741	146,796,953
Micron Technology Inc	3,072,767	300,977,528
NVIDIA Corp	20,254,130	2,800,133,473
ON Semiconductor Corp (c)	1,794,500	127,624,840
SolarEdge Technologies Inc (b)(c)	555,486	8,776,678
		3,647,952,365
Software - 8.2%
Adobe Inc (c)	687,623	354,765,334
AppLovin Corp Class A (c)	56,484	19,020,987
Autodesk Inc (c)	511,032	149,170,241
Ccc Intelligent Solutions Holdings Inc (c)(e)	288,291	3,632,467
Elastic NV (c)	644,636	70,561,857
Five9 Inc (c)	1,115,612	46,052,463
HubSpot Inc (c)	226,617	163,402,188
Intuit Inc	143,198	91,894,453
Microsoft Corp	7,469,355	3,162,973,068
OpenAI Global LLC rights (c)(d)(e)	3,322,452	3,322,451
Salesforce Inc	1,167,302	385,197,987
Stripe Inc Class B (c)(d)(e)	126,100	3,469,011
Synopsys Inc (c)	368,258	205,668,410
Tenable Holdings Inc (c)	695,759	29,207,963
Workday Inc Class A (c)	206,630	51,655,434
		4,739,994,314
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc	8,609,559	2,043,306,638
Dell Technologies Inc Class C	960,602	122,563,209
		2,165,869,847
TOTAL INFORMATION TECHNOLOGY		10,723,563,326

Materials - 1.2%
Chemicals - 0.9%
Air Products and Chemicals Inc	223,877	74,848,797
Axalta Coating Systems Ltd (c)	650,052	26,301,104
Balchem Corp	101,501	18,322,961
Cabot Corp	103,224	11,315,415
Chemours Co/The	860,096	18,698,487
Corteva Inc	681,661	42,426,581
Dow Inc	698,602	30,885,194
Ecolab Inc	304,442	75,736,036
Element Solutions Inc	798,732	22,907,634
Linde PLC	384,505	177,252,960
Sherwin-Williams Co/The	70,684	28,089,822
Tronox Holdings PLC	1,138,193	13,772,135
		540,557,126
Construction Materials - 0.1%
Martin Marietta Materials Inc	67,345	40,407,000
Containers & Packaging - 0.1%
AptarGroup Inc	156,453	27,060,111
International Paper Co	662,896	38,998,172
		66,058,283
Metals & Mining - 0.1%
ATI Inc (c)	208,286	12,532,568
Freeport-McMoRan Inc	651,549	28,798,466
Nucor Corp	227,639	35,213,477
		76,544,511
TOTAL MATERIALS		723,566,920

Real Estate - 1.4%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	304,076	12,348,526
Ventas Inc	574,610	36,815,263
Welltower Inc	514,558	71,101,625
		120,265,414
Industrial REITs - 0.2%
Prologis Inc	675,800	78,919,924
Terreno Realty Corp	390,285	23,662,980
		102,582,904
Office REITs - 0.0%
COPT Defense Properties	580,516	19,128,002
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	409,100	57,269,909
Residential REITs - 0.2%
Essex Property Trust Inc	85,291	26,479,444
Invitation Homes Inc	1,387,868	47,534,479
Mid-America Apartment Communities Inc	200,255	32,873,861
Sun Communities Inc	105,360	13,310,128
		120,197,912
Retail REITs - 0.1%
Curbline Properties Corp	720,438	17,477,826
Macerich Co/The	1,009,501	21,411,516
NNN REIT Inc	479,432	21,085,419
Simon Property Group Inc	44,095	8,095,842
		68,070,603
Specialized REITs - 0.6%
American Tower Corp	546,409	114,199,481
Crown Castle Inc	81,418	8,650,663
CubeSmart	752,025	37,270,359
Digital Realty Trust Inc	264,117	51,685,056
Equinix Inc	89,661	88,000,478
Extra Space Storage Inc	12,428	2,124,691
Four Corners Property Trust Inc	350,371	10,409,522
Public Storage Operating Co	87,759	30,544,520
		342,884,770
TOTAL REAL ESTATE		830,399,514

Utilities - 1.6%
Electric Utilities - 1.0%
Constellation Energy Corp	268,061	68,773,730
Duke Energy Corp	80,400	9,410,820
Edison International	817,629	71,746,945
Entergy Corp	450,989	70,430,952
Eversource Energy	505,427	32,594,987
FirstEnergy Corp	830,183	35,324,287
NextEra Energy Inc	1,355,266	106,618,777
NRG Energy Inc	361,684	36,750,711
PG&E Corp	4,187,610	90,578,004
Southern Co/The	337,134	30,048,753
Xcel Energy Inc	555,109	40,278,709
		592,556,675
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,741,935	22,714,832
Vistra Corp	396,978	63,452,964
		86,167,796
Multi-Utilities - 0.5%
Ameren Corp	206,800	19,519,851
CenterPoint Energy Inc	1,247,125	40,681,218
NiSource Inc	1,139,935	43,420,124
Public Service Enterprise Group Inc	539,933	50,915,682
Sempra	1,189,134	111,386,182
		265,923,057
TOTAL UTILITIES		944,647,528

TOTAL UNITED STATES		35,584,478,120
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,425,482	19,508,043
TOTAL COMMON STOCKS (Cost $19,477,402,743)		37,785,444,373

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (c)(d)(e)	162,664	39,050,746
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	47,770	8,957,844
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	511,009	3,479,971
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC (d)(e)	44,489	3,459,020
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (d)(e)	155,635	60,698
ABL Space Systems Co Series A9 (d)(e)	70,143	27,355
		88,053
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(d)(e)	55,896	6,398,416
TOTAL INDUSTRIALS		6,486,469

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(d)(e)	468,104	5,944,921
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	462,431	3,667,078
Software - 0.1%
Algolia Inc Series D (c)(d)(e)	217,863	4,620,874
Databricks Inc Series G (c)(d)(e)	34,653	3,098,671
Databricks Inc Series H (c)(d)(e)	144,975	12,963,665
Skyryse Inc Series B (c)(d)(e)	383,747	8,653,495
Stripe Inc Series H (c)(d)(e)	154,154	4,240,776
		33,577,481
TOTAL INFORMATION TECHNOLOGY		43,189,480

TOTAL UNITED STATES		53,134,969
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,900,946)		104,623,530

Fixed-Income Funds - 33.8%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $21,723,818,138)	200,368,974	19,800,462,039

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(d) (Cost $12,227,165)	679,287	4,918,038

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (j)	4.57	660,000	656,299
US Treasury Bills 0% 1/2/2025	4.52	420,000	418,374
US Treasury Bills 0% 1/9/2025 (k)	4.58	17,860,000	17,775,322
US Treasury Bills 0% 12/12/2024	4.89	500,000	499,369
US Treasury Bills 0% 12/19/2024 (k)	4.59 to 4.65	1,600,000	1,596,561
US Treasury Bills 0% 12/26/2024 (k)	4.54	7,350,000	7,327,730
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,269,488)			28,273,655

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.64	786,996,814	787,154,214
Fidelity Securities Lending Cash Central Fund (l)(m)	4.64	43,486,232	43,490,580
TOTAL MONEY MARKET FUNDS (Cost $830,641,000)			830,644,794

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $42,180,259,480)	58,554,366,429
NET OTHER ASSETS (LIABILITIES) - 0.0%	(23,274,702)
NET ASSETS - 100.0%	58,531,091,727

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,752	Dec 2024	530,111,400	2,512,219	2,512,219

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,769,558 or 0.3% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,237,942 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,237,942 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,175,745.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	6,176,993

ABL Space Systems Co Series A9	10/22/21	4,264,375

Algolia Inc Series D	7/23/21	6,371,414

Astranis Space Technologies Corp Series C	3/19/21	10,261,275

Beta Technologies Inc Series A	4/09/21	4,095,500

Bolt Technology OU Series E	1/03/22	12,410,479

ByteDance Ltd Series E1	11/18/20	17,823,774

Cazoo Group Ltd	3/28/21	3,563,271

Ccc Intelligent Solutions Holdings Inc	2/02/21	2,882,910

Databricks Inc Series G	2/01/21	2,048,777

Databricks Inc Series H	8/31/21	10,653,362

Epic Games Inc	3/29/21	12,378,495

Gupshup Inc	6/08/21	10,573,577

Jumo World Holding Limited	9/06/23	1,327,442

OpenAI Global LLC rights	9/30/24	3,322,452

Skyryse Inc Series B	10/21/21	9,470,864

Space Exploration Technologies Corp	2/16/21	5,585,867

Starling Bank Ltd Class D	6/18/21	10,282,869

Stripe Inc Class B	5/18/21	5,060,189

Stripe Inc Series H	3/15/21 - 5/25/23	6,185,429

Waymo LLC	10/18/24	3,479,098

Xsight Labs Ltd Series D	2/16/21	4,086,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	596,049,555	2,573,123,720	2,382,019,428	5,221,254	-	367	787,154,214	1.5%
Fidelity Investment Grade Bond Central Fund	16,700,284,116	3,570,159,001	36,119,692	190,289,580	175,106	(434,036,492)	19,800,462,039	48.3%
Fidelity Securities Lending Cash Central Fund	60,683,483	300,383,513	317,576,416	67,362	-	-	43,490,580	0.2%
Total	17,357,017,154	6,443,666,234	2,735,715,536	195,578,196	175,106	(434,036,125)	20,631,106,833

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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